                             VINTAGE UNIVERSAL LIFE


                                 ANNUAL REPORT


           THE TRAVELERS VARIABLE LIFE INSURANCE SEPARATE ACCOUNT ONE


                               DECEMBER 31, 1995











                                    [LOGO]



                    THE TRAVELERS LIFE AND ANNUITY COMPANY
                               ONE TOWER SQUARE
                         HARTFORD, CONNECTICUT 06183

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995



ASSETS:
 Investments in eligible funds at market value:
  Smith Barney/Travelers Series Fund Inc.:
   Alliance Growth Portfolio, 7,249 shares (cost $97,826)..................   $  97,577
   American Capital Enterprise Portfolio, 4,013 shares (cost $52,308)......      51,762
   Smith Barney High Income Portfolio, 442 shares (cost $4,972)............       4,897
   Smith Barney International Equity Portfolio, 4,626 shares (cost $48,290)      49,408
   Smith Barney Income and Growth Portfolio, 2,861 shares (cost $37,140)...      36,787
   Smith Barney Money Market Portfolio, 1,468,093 shares (cost $1,468,093).   1,468,093
   MFS Total Return Portfolio, 2,443 shares (cost $29,533).................      29,067
   AIM Capital Appreciation Portfolio, 5,854 shares (cost $55,188).........      56,198
  Smith Barney Series Fund:
   Total Return Portfolio, 1,757 shares (cost $21,874).....................      22,379
                                                                             ----------
    Total Investments (cost $1,815,224)....................................   1,816,168
                                                                             ----------
 Dividends receivable......................................................       7,708
                                                                             ----------
   Total Assets............................................................   1,823,876
                                                                             ----------
LIABILITIES:

 Accrued liabilities.......................................................         333
                                                                             ----------
   Total Liabilities.......................................................         333
                                                                             ----------
NET ASSETS.................................................................  $1,823,543
                                                                             ==========

                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                            STATEMENT OF OPERATIONS
          FOR THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED)
                             TO DECEMBER 31, 1995


INVESTMENT INCOME:
 Dividends...........................................           $11,018

EXPENSES:
 Insurance charges...................................   $1,018
 Administrative fees.................................      453
                                                       -------
  Total expenses.....................................             1,471
                                                                -------
   Net investment income.............................             9,547
                                                                -------
REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
 INVESTMENTS:
 Realized gain from investment transactions:
  Proceeds from investments sold.....................  151,311
  Cost of investments sold...........................  151,309
                                                       -------
   Net realized gain.................................                 2

 Unrealized gain on investments:
  December 31, 1995..................................               944
                                                                -------
   Net realized gain and change in unrealized gain...               946
                                                                -------
 Net increase in net assets resulting from operations           $10,493
                                                                =======

                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT ONE

                       STATEMENT OF CHANGES IN NET ASSETS
          FOR THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1995



                                                                  1995
                                                                  ----
OPERATIONS:
 Net investment income.......................................  $    9,547
 Net realized gain from investment transactions..............           2
 Net change in unrealized gain on investments................         944
                                                               ----------
  Net increase in net assets resulting from operations.......      10,493
                                                               ----------
UNIT TRANSACTIONS:
 Participant premium payments
  (applicable to 1,807,237 units)............................   1,818,712
 Participant transfers from other Travelers accounts
  (applicable to 348,619 units)..............................     349,129
 Contract surrenders
  (applicable to 5,623 units)................................      (5,661)
 Participant transfers to other Travelers accounts
  (applicable to 346,689 units)..............................    (349,130)
                                                               ----------
  Net increase in net assets resulting from unit transactions   1,813,050
                                                               ----------
   Net increase in net assets................................   1,823,543

NET ASSETS:
 Beginning of period.........................................           -
                                                               ----------
 End of period...............................................  $1,823,543
                                                               ==========

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Variable Life Insurance Separate Account One ("Separate Account One") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company, an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by Travelers Life. Separate Account One is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant premium payments applied to Separate Account One are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1995, the eligible funds available under Separate Account One are: Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, American Capital Enterprise Portfolio, TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Smith Barney/Travelers Series Fund Inc.; and Total Return Portfolio of Smith Barney Series Fund. All the funds are Massachusetts business trusts except for Smith Barney/Travelers Series Fund Inc. which is incorporated under Maryland law. Smith Barney/Travelers Series Fund Inc. and Smith Barney Series Fund are managed by Smith Barney Mutual Funds Management Inc., an indirect wholly owned subsidiary of Travelers Group Inc. Not all funds are available in all states.

The following is a summary of significant accounting policies consistently followed by Separate Account One in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

FEDERAL INCOME TAXES. The operations of Separate Account One form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account One. Separate Account One is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

Purchases and sales of investments aggregated $1,966,533 and $151,311, respectively, for the period ended December 31, 1995. Realized gains and losses from investment transactions are reported on an identified-cost basis. The cost of investments in eligible funds was $1,815,224 at December 31, 1995. Gross unrealized appreciation for all investments at December 31, 1995 was $2,633. Gross unrealized depreciation for all investments at December 31, 1995 was $1,689.

3.  CONTRACT CHARGES

Insurance charges are paid to Travelers Life for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 0.90% of the average net assets of Separate Account One on an annual basis. This charge will be reduced to 0.75% for any calendar year that follows a calendar year in which the average participant's net fund growth rate (as described in the prospectus) is 6.5% or greater.

Administrative fees are paid to Travelers Life for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.40% of the average net assets of Separate Account One on an annual basis.

4.  NET CONTRACT OWNERS' EQUITY


                                                      DECEMBER 31, 1995
                                                ------------------------------
                                                            UNIT       NET
                                                  UNITS     VALUE     ASSETS
                                                  -----     -----     ------
Smith Barney/Travelers Series Fund Inc.:
 Alliance Growth Portfolio....................     97,238   $1.033  $  100,444
 American Capital Enterprise Portfolio........     52,649    1.014      53,373
 Smith Barney High Income Portfolio...........      4,983    1.027       5,116
 Smith Barney International Equity Portfolio..     48,081    1.029      49,454
 Smith Barney Income and Growth Portfolio.....     37,525    0.997      37,400
 Smith Barney Money Market Portfolio..........  1,456,818    1.009   1,469,195
 MFS Total Return Portfolio...................     29,676    1.007      29,891
 AIM Capital Appreciation Portfolio...........     55,096    1.021      56,242
Smith Barney Series Fund:
 Total Return Portfolio.......................     21,478    1.044      22,428
                                                                    ----------
Net Contract Owners' Equity.......................................  $1,823,543
                                                                    ==========

5.  SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995



                                                                                 SMITH        SMITH        SMITH
                                                                    AMERICAN    BARNEY       BARNEY        BARNEY
                                                        ALLIANCE    CAPITAL      HIGH     INTERNATIONAL    INCOME
                                                         GROWTH    ENTERPRISE   INCOME       EQUITY      AND GROWTH
                                                        PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                        ---------  ----------  ---------  -------------  ----------
INVESTMENT INCOME:
Dividends.............................................  $   2,884  $    1,621  $     220  $          55  $      632
                                                        ---------  ----------  ---------  -------------  ----------
EXPENSES:
Insurance charges.....................................         42          15          8             14          15
Administrative fees...................................         19           7          4              6           7
                                                        ---------  ----------  ---------  -------------  ----------
 Net investment income................................      2,823       1,599        208             35         610
                                                        ---------  ----------  ---------  -------------  ----------
REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Realized gain from investment transactions:
 Proceeds from investments sold.......................         60           -         23              -          21
 Cost of investments sold.............................         59           -         23              -          21
                                                        ---------  ----------  ---------  -------------  ----------
  Net realized gain...................................          1           -          -              -           -
                                                        ---------  ----------  ---------  -------------  ----------
Change in unrealized gain (loss) on investments:
 Unrealized gain (loss) beginning of period...........          -           -          -              -           -
 Unrealized gain (loss) end of period.................       (249)       (546)       (75)         1,118        (353)
                                                        ---------  ----------  ---------  -------------  ----------
  Net change in unrealized gain (loss) for the period.       (249)       (546)       (75)         1,118        (353)
                                                        ---------  ----------  ---------  -------------  ----------
 Net increase  in net assets resulting from operations      2,575       1,053        133          1,153         257
                                                        ---------  ----------  ---------  -------------  ----------
UNIT TRANSACTIONS:
Participant premium  payments.........................          -           -          -              -           -
Participant transfers from other Travelers accounts...     97,916      52,343      4,995         48,301      37,186
Contract surrenders...................................        (47)        (23)       (12)              -        (43)
Participant transfers to other Travelers accounts.....          -           -          -              -           -
                                                        ---------  ----------  ---------  -------------  ----------
 Net increase in net assets resulting from
 unit transactions....................................     97,869      52,320      4,983         48,301      37,143
                                                        ---------  ----------  ---------  -------------  ----------
  Net increase  in net assets.........................    100,444      53,373      5,116         49,454      37,400

NET ASSETS:
 Beginning of period..................................          -           -          -              -           -
                                                        ---------  ----------  ---------  -------------  ----------
 End of period........................................  $ 100,444  $   53,373  $   5,116  $      49,454  $   37,400
                                                        =========  ==========  =========  =============  ==========

  SMITH
  BARNEY
  MONEY         MFS       AIM CAPITAL
  MARKET    TOTAL RETURN  APPRECIATION  TOTAL RETURN
PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     COMBINED
----------  ------------  ------------  ------------  ----------
$    4,637  $        838  $         54  $         77  $   11,018
----------  ------------  ------------  ------------  ----------

       878            11            16            19       1,018
       390             5             7             8         453
----------  ------------  ------------  ------------  ----------
     3,369           822            31            50       9,547
----------  ------------  ------------  ------------  ----------
   151,146            21             -            40     151,311
   151,146            21             -            39     151,309
----------  ------------  ------------  ------------  ----------
         -             -             -             1           2
----------  ------------  ------------  ------------  ----------

         -             -             -             -           -
         -          (466)        1,010           505         944
----------  ------------  ------------  ------------  ----------
         -          (466)        1,010           505         944
----------  ------------  ------------  ------------  ----------
     3,369           356         1,041           556      10,493
----------  ------------  ------------  ------------  ----------

 1,818,712             -             -             -   1,818,712
     1,711        29,556        55,224        21,897     349,129
    (5,467)          (21)          (23)          (25)     (5,661)
  (349,130)            -            -              -    (349,130)
----------  ------------  ------------  ------------  ----------
 1,465,826        29,535        55,201        21,872   1,813,050
----------  ------------  ------------  ------------  ----------
 1,469,195        29,891        56,242        22,428   1,823,543

         -             -             -             -           -
----------  ------------  ------------  ------------  ----------
$1,469,195  $     29,891  $     56,242  $     22,428  $1,823,543
==========  ============  ============  ============  ==========

6.  SCHEDULE OF UNITS FOR SEPARATE ACCOUNT ONE
    FOR THE PERIOD OCTOBER 10, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995



                                                                                        SMITH
                                                           AMERICAN      SMITH         BARNEY
                                              ALLIANCE     CAPITAL       BARNEY     INTERNATIONAL
                                               GROWTH     ENTERPRISE  HIGH INCOME      EQUITY
                                             PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                            ------------  ----------  ------------  -------------
Units beginning of period.................             -           -             -              -
Units purchased and
 transferred from other Travelers accounts        97,284      52,672         4,995         48,081
Units redeemed and
 transferred to other Travelers accounts..           (46)        (23)          (12)             -
                                            ------------  ----------  ------------  -------------
Units end of period.......................        97,238      52,649         4,983         48,081
                                            ============  ==========  ============  =============
                                               SMITH        SMITH
                                               BARNEY       BARNEY
                                               INCOME       MONEY         MFS        AIM CAPITAL
                                             AND GROWTH     MARKET    TOTAL RETURN  APPRECIATION
                                             PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                            ------------  ----------  ------------  -------------
Units beginning of period.................             -           -             -              -
Units purchased and
 transferred from other Travelers accounts        37,568   1,808,939        29,697         55,118
Units redeemed and
 transferred to other Travelers accounts..           (43)   (352,121)          (21)           (22)
                                            ------------  ----------  ------------  -------------
Units end of period.......................        37,525   1,456,818        29,676         55,096
                                            ============  ==========  ============  =============
                                            TOTAL RETURN
                                             PORTFOLIO
                                            ------------
Units beginning of period.................             -
Units purchased and
 transferred from other Travelers accounts        21,502
Units redeemed and
 transferred to other Travelers accounts..           (24)
                                            ------------
Units end of period.......................        21,478
                                            ============

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
     The Travelers Variable Life Insurance Separate Account One:

We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account One as of December 31, 1995, and the related statements of operations and changes in net assets for the period October 10, 1995 (date operations commenced) to December 31, 1995.
These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1995, by correspondence with underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account One as of December 31, 1995, the results of its operations and the changes in its net assets for the period October 10, 1995 (date operations commenced) to December 31, 1995, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 20, 1996

                            Independent Accountants

                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut










This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account One or Separate Account One's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.